Note 8 - Fair Value - Financial Instruments At Fair Value By Levels - Assets (Details) - EUR (€)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	€ 698,690,000,000	€ 676,689,000,000	€ 690,059,000,000
Financial Assets Held For Trading [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	31,135,000,000	26,730,000,000	29,057,000,000
Financial Assets Held For Trading [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	70,045,000,000	62,983,000,000	35,349,000,000
Financial Assets Held For Trading [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	1,508,000,000	404,000,000	289,000,000
Financial Assets Held For Trading [Member] | Loans and advances to Customers [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	697,000,000	47,000,000	0
Financial Assets Held For Trading [Member] | Loans and advances to Customers [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	32,321,000,000	28,642,000,000	56,000,000
Financial Assets Held For Trading [Member] | Loans and advances to Customers [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	1,285,000,000	60,000,000	0
Financial Assets Held For Trading [Member] | Debt Securities [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	18,076,000,000	17,884,000,000	21,107,000,000
Financial Assets Held For Trading [Member] | Debt Securities [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	8,178,000,000	7,494,000,000	1,444,000,000
Financial Assets Held For Trading [Member] | Debt Securities [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	55,000,000	199,000,000	22,000,000
Financial Assets Held For Trading [Member] | Equity instruments [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	8,832,000,000	5,194,000,000	6,688,000,000
Financial Assets Held For Trading [Member] | Equity instruments [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	0	0	33,000,000
Financial Assets Held For Trading [Member] | Equity instruments [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	59,000,000	60,000,000	80,000,000
Financial Assets Held For Trading [Member] | Derivatives [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	3,530,000,000	3,605,000,000	1,262,000,000
Financial Assets Held For Trading [Member] | Derivatives [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	29,546,000,000	26,846,000,000	33,815,000,000
Financial Assets Held For Trading [Member] | Derivatives [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	109,000,000	85,000,000	187,000,000
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	4,305,000,000	3,127,000,000
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	92,000,000	78,000,000
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	1,160,000,000	1,929,000,000
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Loans and advances to Customers [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	82,000,000	25,000,000
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Loans and advances to Customers [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	0	0
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Loans and advances to Customers [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	1,038,000,000	1,778,000,000
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Debt Securities [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	0	90,000,000
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Debt Securities [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	91,000,000	71,000,000
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Debt Securities [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	19,000,000	76,000,000
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Equity instruments [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	4,223,000,000	3,012,000,000
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Equity instruments [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	1,000,000	8,000,000
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Equity instruments [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	103,000,000	75,000,000
Financial assets designated at fair value through profit or loss [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	1,214,000,000	1,313,000,000	2,061,000,000
Financial assets designated at fair value through profit or loss [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	0	0	648,000,000
Financial assets designated at fair value through profit or loss [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	0	0	0
Financial assets designated at fair value through profit or loss [Member] | Loans and advances to Customers [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	0	0	0
Financial assets designated at fair value through profit or loss [Member] | Loans and advances to Customers [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	0	0	648,000,000
Financial assets designated at fair value through profit or loss [Member] | Loans and advances to Customers [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	0	0	0
Financial assets designated at fair value through profit or loss [Member] | Loans And Advances To Credit Institutions [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets			0
Financial assets designated at fair value through profit or loss [Member] | Loans And Advances To Credit Institutions [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets			0
Financial assets designated at fair value through profit or loss [Member] | Loans And Advances To Credit Institutions [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets			0
Financial assets designated at fair value through profit or loss [Member] | Debt Securities [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	1,214,000,000	1,313,000,000	174,000,000
Financial assets designated at fair value through profit or loss [Member] | Debt Securities [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	0	0	0
Financial assets designated at fair value through profit or loss [Member] | Debt Securities [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	0	0	0
Financial assets designated at fair value through profit or loss [Member] | Equity instruments [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	0	0	1,888,000,000
Financial assets designated at fair value through profit or loss [Member] | Equity instruments [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	0	0	0
Financial assets designated at fair value through profit or loss [Member] | Equity instruments [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	0	0	0
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	50,896,000,000	45,824,000,000
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	9,203,000,000	9,323,000,000
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	1,084,000,000	1,190,000,000
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Loans and advances to Customers [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	33,000,000	33,000,000
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Loans and advances to Customers [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	0	0
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Loans and advances to Customers [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	0	0
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Debt Securities [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	49,070,000,000	43,788,000,000
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Debt Securities [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	9,057,000,000	9,211,000,000
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Debt Securities [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	604,000,000	711,000,000
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Equity instruments [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	1,794,000,000	2,003,000,000
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Equity instruments [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	146,000,000	113,000,000
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Equity instruments [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	480,000,000	479,000,000
Available for sale financial assets [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets			57,381,000,000
Available for sale financial assets [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets			11,082,000,000
Available for sale financial assets [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets			544,000,000
Available for sale financial assets [Member] | Debt Securities [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets			54,850,000,000
Available for sale financial assets [Member] | Debt Securities [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets			10,948,000,000
Available for sale financial assets [Member] | Debt Securities [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets			454,000,000
Available for sale financial assets [Member] | Equity instruments [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets			2,531,000,000
Available for sale financial assets [Member] | Equity instruments [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets			134,000,000
Available for sale financial assets [Member] | Equity instruments [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets			90,000,000
Derivatives Hedge accounting [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	44,000,000	7,000,000	274,000,000
Derivatives Hedge accounting [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	1,685,000,000	2,882,000,000	2,606,000,000
Derivatives Hedge accounting [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	€ 0	€ 3,000,000	€ 0